Investor A Investor C And Institutional [Member] Expense Example - Investor A, C And Institutional - BlackRock New York Municipal Opportunities Fund	Jun. 30, 2026 USD ($)
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	430
Expense Example, with Redemption, 10 Years	970
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	518
Expense Example, with Redemption, 3 Years	729
Expense Example, with Redemption, 5 Years	958
Expense Example, with Redemption, 10 Years	1,614
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	555
Expense Example, with Redemption, 5 Years	961
Expense Example, with Redemption, 10 Years	$ 1,895